Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Trading And Other Income [Abstract]
Net gains/(losses) on financial instruments designated at fair value through profit or loss	£ 62	£ (24)	£ (77)
Net (losses)/gains on financial instruments mandatorily at fair value through profit or loss	(75)	(2)	46
Hedge ineffectiveness	29	13	20
Net profit on sale of financial assets at fair value through other comprehensive income	0	6	17
Income from operating lease assets	129	136	126
Other	56	135	13
Other operating income (expense)	£ 201	£ 264	£ 145